UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2011

Check here if Amendment [  ]:        Amendment Number:

This Amendment (Check only one):     [x ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Lindsell Train Limited
Address: Cayzer House, 30 Buckingham Gate
London, SW1E 6NN, UK

Form 13F File Number:     028-13815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Lim
Title:     Chief Operating Officer

Phone:     00 44 20 7802 4703

Signature, Place, and Date of Signing:

     /s/Michael Lim       London, England       October 31, 2011
     --------------       ---------------       -----------------
     [Signature]          [City, State]         [Date]

Report Type     (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          Nil

Form 13F Information Table Entry Total:     8

Form 13F Information Table Value Total:     $230,424
                                            (thousands)

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
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
Column 1                     Column 2    Column 3   Column 4              Column 5     Column 6   Column 7      Column 8

                                                               Shares or
                             Title of                 Value    Principal  SH/   PUT/  Investment   Other     Voting Authority
Name of Issuer                 Class       Cusip    (x$1,000)    Amount   PRN   CALL  Discretion  Managers  Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
BROWN FORMAN CORP            CL A        115637100    16,781     246,919  SH              SOLE              246,919
DR PEPPER SNAPPLE GROUP INC  COM         26138E109    50,752   1,308,703  SH              SOLE            1,308,703
EBAY INC                     COM         278642103    40,725   1,380,988  SH              SOLE            1,380,988
HERSHEY CO                   COM         427866108     4,236      71,505  SH              SOLE               71,505
INTUIT INC                   COM         461202103    31,588     665,843  SH              SOLE              665,843
KRAFT FOODS INC              CL A        50075N104    66,402   1,977,429  SH              SOLE            1,977,429
DISNEY WALT CO               COM DISNEY  254687106    14,190     470,479  SH              SOLE              470,479
WORLD WRESTLING ENTMT INC    CL A        98156Q108     5,750     645,300  SH              SOLE              645,300

                                                     242,137